PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 5. PROPERTY AND EQUIPMENT, NET

Property and equipment at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Lab equipment	$662,747	$647,214
Computers and software	81,433	68,682
Leasehold improvements	19,353	9,941
Vehicles	148,103	105,919
	911,636	831,756
Less: accumulated depreciation and amortization	(536,251)	(373,123)
Total property and equipment, net	$375,385	$458,633

Total property and equipment depreciation and amortization expense was $162,332 and $233,064 for the years ended December 31, 2024 and 2023, respectively.